Revenue from Contracts with Customers - Summary of Revenue by Source (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation Of Revenue [Line Items]
Revenue	$ 17,247	$ 13,756	$ 11,742	$ 7,190	$ 7,085	$ 2,630	$ 2,872	$ 2,491	$ 49,935	$ 15,078	$ 2,007
Consoles Product
Disaggregation Of Revenue [Line Items]
Revenue									32,871	12,187	1,226
Consumables Product
Disaggregation Of Revenue [Line Items]
Revenue									6,742	1,563	523
Product Revenue
Disaggregation Of Revenue [Line Items]
Revenue									39,612	13,750	1,749
Service and Other Revenue
Disaggregation Of Revenue [Line Items]
Revenue									$ 10,323	$ 1,328	$ 258